Mineral property, plant and equipment (Details) - USD ($) $ in Thousands		6 Months Ended
		Feb. 29, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Net book value		$ 68,703	$ 64,059
Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Net book value	[1]	2,070	1,864
Mining property [member]
IfrsStatementLineItems [Line Items]
Net book value		41,545	40,303
Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Net book value		24,259	20,925
Machinery [member]
IfrsStatementLineItems [Line Items]
Net book value	[2]	694	796
Other [Member]
IfrsStatementLineItems [Line Items]
Net book value	[3]	135	171
Total [Member]
IfrsStatementLineItems [Line Items]
Net book value		68,703	$ 64,059
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance		68,104
Additions		5,789
Cost ending balance		73,893
Gross carrying amount [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Cost beginning balance	[1]	1,864
Additions	[1]	206
Cost ending balance	[1]	2,070
Gross carrying amount [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance		41,202
Additions		2,106
Cost ending balance		43,308
Gross carrying amount [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Cost beginning balance		23,063
Additions		3,465
Cost ending balance		26,528
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance	[2]	1,624
Additions	[2]	12
Cost ending balance	[2]	1,636
Gross carrying amount [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Cost beginning balance	[3]	351
Additions	[3]
Cost ending balance	[3]	351
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance		4,045
Additions		1,145
Cost ending balance		5,190
Accumulated depreciation and amortisation [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Cost beginning balance	[1]
Additions	[1]
Cost ending balance	[1]
Accumulated depreciation and amortisation [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance		899
Additions		864
Cost ending balance		1,763
Accumulated depreciation and amortisation [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Cost beginning balance		2,138
Additions		131
Cost ending balance		2,269
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Cost beginning balance	[2]	828
Additions	[2]	114
Cost ending balance	[2]	942
Accumulated depreciation and amortisation [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Cost beginning balance	[3]	180
Additions	[3]	36
Cost ending balance	[3]	$ 216

[1]	Represents exploration and evaluation expenditures related to the Eastern Porphyry and Anfield deposits on the Buckreef property.
[2]	Includes automotive, computer equipment and software.
[3]	Includes leasehold improvements and right-of-use assets.